OPERATING SEGMENT (Tables)	6 Months Ended
Jun. 29, 2018
Operating Segments [Abstract]
Disclosure of revenue from contracts with customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

Revenue by Geography	Six Months Ended
	29 June 2018	30 June 2017
Spain/Portugal/Andorra	1,210	1,265
Germany	1,112	1,080
Great Britain	1,035	987
France/Monaco	874	943
Belgium/Luxembourg/Netherlands	763	732
Norway	212	203
Sweden	184	177
Iceland	45	49
Total revenue from contracts with customers	5,435	5,436